UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               ------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fort Pitt Capital Group, Inc.
Address: 680 Andersen Drive
         Foster Plaza Ten
         Pittsburgh, PA 15220

Form 13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robin Miller
Title: Chief Compliance Officer
Phone: (412) 921-1822

Signature, Place, and Date of Signing:


/s/ Robin Miller   Pittsburgh, PA   May 12, 2009
----------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         88
Form 13F Information Table Value Total:   $298,277
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                           FORM 13F INFORMATION TABLE




ISSUER                CLASS             CUSIP     VALUE       SHRS_PR SH_PRN  PUT_CALL INV_DISCRETION MANAGERSSOLE    SHARED  NONE

1/100 Berkshire HathawCLA A             084990175          347       0SH               SOLE                          0
3M Company            COM               88579y101          364       7SH               SOLE                          7
Abbott Labs           COM               002824100         1842      39SH               SOLE                         39
ALCOA                 COM               013817101         1909     260SH               SOLE                        260
Allergan              COM               018490102        10106     212SH               SOLE                        212
Altria Group          COM               02209S103          277      17SH               SOLE                         17
American Express      COM               025816109          175      13SH               SOLE                         13
Amgen Inc.            COM               031162100         5684     115SH               SOLE                        115
Ansys Inc.            COM               03662Q105          606      24SH               SOLE                         24
Arthur J Gallagher    COM                363576109        4295     253SH               SOLE                        253
AT&T                  COM               00206r102        15824     628SH               SOLE                        628
Bank of NY Mellon     COM               064058100         7015     248SH               SOLE                        248
Baxter Intl           COM               071813109          306       6SH               SOLE                          6
Berkshire Hath B      CLA B             084670207          223       0SH               SOLE                          0
BMC Software          COM               055921100         2475      75SH               SOLE                         75
Boeing                COM               097023105         8808     248SH               SOLE                        248
BP p.l.c              COM               055622104         2686      67SH               SOLE                         67
CA                    COM               12673P105        10583     601SH               SOLE                        601
CBS Corp A            CL A               124857103         108      27SH               SOLE                         27
Charles Schwab Corp   COM                808513105        1180      76SH               SOLE                         76
Cisco Systems         COM               17275r102         1199      71SH               SOLE                         71
CIT Group             COM                125581108         258      91SH               SOLE                         91
Coca Cola Co          COM                191216100         488      11SH               SOLE                         11
Colgate-Palmolive     COM                194162103         488       8SH               SOLE                          8
Comcast Corp A        CL A              20030n101        12126     889SH               SOLE                        889
Cons Communications   COM                209034107        2771     270SH               SOLE                        270
Constellation Energy  COM                210371100        5736     278SH               SOLE                        278
Cynosure              COM                232577205        2046     336SH               SOLE                        336
Dell                  COM               24702r101         1414     149SH               SOLE                        149
El Paso Corp.         COM               28336L109          623     100SH               SOLE                        100
EMC Corp.             COM                268648102        4041     354SH               SOLE                        354
EQT Corp              COM               26884l109          226       7SH               SOLE                          7
Erie Indemnity Co     CL A              29530P102         7971     233SH               SOLE                        233
Exelon Corp.          COM               30161N101          260       6SH               SOLE                          6
Exxon Mobil           COM               30231G102         3557      52SH               SOLE                         52
Fedex Corporation     COM               31428X106         5110     115SH               SOLE                        115
First Energy          COM                337932107         255       7SH               SOLE                          7
FNB Corp              COM                302520101        5390     703SH               SOLE                        703
General Electric      COM                369604103        7034     696SH               SOLE                        696
Hartford Finl Svcs    COM                416515104        1199     153SH               SOLE                        153
Hercules Offshore     COM                427093109         815     516SH               SOLE                        516
Hewlett Packard       COM                428236103         248       8SH               SOLE                          8
Honeywell             COM                438516106        6662     239SH               SOLE                        239
Ingersoll Rand        CL A              G4776G101         4909     356SH               SOLE                        356
Intel Corp.           COM                458140100         788      52SH               SOLE                         52
Intl Business Mach    COM                459200101        6778      70SH               SOLE                         70
iShares MSCI-Japan    MSCI JAPAN         464286848        6167     781SH               SOLE                        781
ITT Industries        COM                450911102        5629     146SH               SOLE                        146
J.P. Morgan Chase     COM               46625H100          586      22SH               SOLE                         22
Johnson & Johnson     COM                478160104        1215      23SH               SOLE                         23
Joy Global Inc.       COM                481165108        4178     196SH               SOLE                        196
Kimberly Clark        COM                494368103        6103     132SH               SOLE                        132
Loews Corp            COM                540424108       12771     578SH               SOLE                        578
Marsh & McLennan      COM                571748102        3131     155SH               SOLE                        155
Matthews Intl         CL A               577128101        2637      92SH               SOLE                         92
Medtronic             COM                585055106        8299     282SH               SOLE                        282
Merck                 COM                589331107         510      19SH               SOLE                         19
Microsoft             COM                594918104        6202     338SH               SOLE                        338
Mylan Inc             COM                628530107         480      36SH               SOLE                         36
Nvidia Corp           COM               67066g104          154      16SH               SOLE                         16
OPNET Technologies    COM                683757108        3542     409SH               SOLE                        409
Oracle Corp           COM               68389x105          348      19SH               SOLE                         19
Pepsico               COM                713448108         599      12SH               SOLE                         12
Pfizer Inc            COM                717081103         819      60SH               SOLE                         60
Philip Morris Intl IncCOM                718172109         502      14SH               SOLE                         14
PNC Financial         COM                693475105        5821     199SH               SOLE                        199
PPG Inds              COM                693506107        1944      53SH               SOLE                         53
Procter & Gamble      COM                742718109         687      15SH               SOLE                         15
Royal Dutch Shell     COM                780259206         346       8SH               SOLE                          8
RTI Intl. Metals      COM               74973W107         4541     388SH               SOLE                        388
Russell 3000 Index    RUSSELL 3000       464287689        4778     104SH               SOLE                        104
Sandisk Inc           COM               80004C101         7111     562SH               SOLE                        562
Schering Plough       COM                806605101         493      21SH               SOLE                         21
SPDR Trust Unit SR 1  INDEX             78462F103         2157      27SH               SOLE                         27
Spectrum Control      COM                847615101        2328     331SH               SOLE                        331
Telefonos De Mexico   SPON ADR ORD L     879403780        1180      78SH               SOLE                         78
Telmex Internacional  COM                879690105         748      82SH               SOLE                         82
Texas Instruments     COM                882508104        2543     154SH               SOLE                        154
U.S. Bancorp          COM NEW            902973304         175      12SH               SOLE                         12
United Technologies   COM                913017109         535      12SH               SOLE                         12
UPS Class B           CL B               911312106        2226      45SH               SOLE                         45
V F Corp.             COM                918204108        5148      90SH               SOLE                         90
Verizon               COM               92343V104        17618     583SH               SOLE                        583
Viacom Inc            CL A              92553p102          533      29SH               SOLE                         29
WalMart               COM                931142103         778      15SH               SOLE                         15
Windstream Corp       COM               97381w104         1063     132SH               SOLE                        132
Wyeth                 COM                983024100       12229     284SH               SOLE                        284
Xilinx Inc            COM                983919101        2220     116SH               SOLE                        116
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